Particulars of the subsidiaries (Details)				12 Months Ended
	Jun. 15, 2022	Sep. 13, 2021	Sep. 12, 2021	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 HKD ($) shares	Dec. 31, 2023 SGD ($) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 HKD ($) shares	Dec. 31, 2022 SGD ($) shares
PRC subsidiaries
Registered capital/ issued share capital				¥ 978,000	¥ 626,000
Dragon Jade Holdings Limited
PRC subsidiaries
Number of shares issued | shares				1	1		1	1		1	1
Proportion of equity interest held (as a percent)				100.00%	100.00%
Stargaze Wealth Limited
PRC subsidiaries
Number of shares issued | shares				50,000	50,000		50,000	50,000		50,000	50,000
Proportion of equity interest held (as a percent)					100.00%
Peng Oi Investment (Hong Kong) Holdings Limited
PRC subsidiaries
Number of shares issued | shares				10,000	10,000		10,000	10,000		10,000	10,000
Proportion of equity interest held (as a percent)				100.00%	100.00%
Peng Yida Business Consulting (Shenzhen) Co.,Ltd
PRC subsidiaries
Registered capital/ issued share capital | $							$ 500,000,000			$ 500,000,000
Proportion of equity interest held (as a percent)				100.00%	100.00%
Shenzhen Pengai Hospital Investment Management Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital				¥ 500,000,000	¥ 500,000,000
Proportion of equity interest held (as a percent)				100.00%	100.00%
Aesthetic Medical International Holdings (Singapore) Pte. Ltd.
PRC subsidiaries
Registered capital/ issued share capital | $								$ 10			$ 10
Proportion of equity interest held (as a percent)					100.00%
Shenzhen Pengcheng General Hospital Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital				¥ 85,000,000	¥ 85,000,000
Proportion of equity interest held (as a percent)				100.00%	100.00%
Shenzhen Pengai Aesthetic Medical Hospital Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital				¥ 130,000,000	¥ 130,000,000
Proportion of equity interest held (as a percent)				100.00%	100.00%
Shenzhen Pengai Beauty Promise Cosmetic Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital				¥ 100,000	¥ 100,000
Proportion of equity interest held (as a percent)					100.00%
Haikou Pengai Aesthetic Medical Hospital Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital				¥ 3,000,000	¥ 3,000,000
Proportion of equity interest held (as a percent)				87.00%	87.00%
Huizhou Pengai Aesthetic Medical Hospital Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital				¥ 6,000,000	¥ 6,000,000
Proportion of equity interest held (as a percent)		67.50%	65.50%	67.50%	67.50%
Jinan Pengai Cosmetic Surgery Hospital Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital				¥ 5,210,000	¥ 5,210,000
Proportion of equity interest held (as a percent)					95.00%
Shanghai Pengai Medical Technology Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital				¥ 500,000	¥ 500,000
Proportion of equity interest held (as a percent)				100.00%	100.00%
Shanghai Qiyue Medical Techonology Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital				¥ 20,000,000	¥ 20,000,000
Proportion of equity interest held (as a percent)					51.00%
Shengli Aesthetic Technology Investment ,Hong Kong Company Limited
PRC subsidiaries
Number of shares issued | shares				10,000	10,000		10,000	10,000		10,000	10,000
Proportion of equity interest held (as a percent)				100.00%	100.00%
Aih Investment Management Corp
PRC subsidiaries
Number of shares issued | shares				1,000,000	1,000,000		1,000,000	1,000,000		1,000,000	1,000,000
Par value (in dollars per share) | $ / shares						$ 0.01			$ 0.01
Proportion of equity interest held (as a percent)				100.00%	100.00%
Shenzhen Pengai Culture Broadcast Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital				¥ 1,000,000	¥ 1,000,000
Proportion of equity interest held (as a percent)				100.00%	100.00%
Shanghai Pengai Aesthetic Medical Clinic Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital				¥ 3,000,000	¥ 3,000,000
Proportion of equity interest held (as a percent)				80.00%	80.00%
Newa Medical Aesthetics Limited
PRC subsidiaries
Number of shares issued | shares				1,000,000	1,000,000		1,000,000	1,000,000		1,000,000	1,000,000
Proportion of equity interest held (as a percent)				100.00%	100.00%
Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital				¥ 18,800,000	¥ 18,800,000
Proportion of equity interest held (as a percent)	20.00%			96.00%	96.00%
Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co. Ltd.
PRC subsidiaries
Registered capital/ issued share capital				¥ 12,000,000	¥ 12,000,000
Proportion of equity interest held (as a percent)				94.00%	89.00%
Hangzhou Pengai Aesthetic Medical Clinic Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital				¥ 6,000,000	¥ 6,000,000
Proportion of equity interest held (as a percent)					100.00%
Shanghai Jiahong Aesthetic Medical Clinic Co., Ltd
PRC subsidiaries
Registered capital/ issued share capital				¥ 5,000,000	¥ 5,000,000
Proportion of equity interest held (as a percent)				64.00%	64.00%
Guangzhou Pengai Xiuqi Aesthetic Medical Clinic
PRC subsidiaries
Registered capital/ issued share capital				¥ 1,000,000	¥ 1,000,000
Proportion of equity interest held (as a percent)				73.00%	70.10%
Beijing AomeiYixin Investment ConsultantCo., Ltd.
PRC subsidiaries
Registered capital/ issued share capital				¥ 500,000	¥ 500,000
Proportion of equity interest held (as a percent)				95.00%	95.00%
Beijing Haiyue Xingguang Aesthetic Medical Clinic
PRC subsidiaries
Proportion of equity interest held (as a percent)				95.00%	95.00%
Yantai Pengai Cosmetic Surgery Hospital Co., Ltd
PRC subsidiaries
Registered capital/ issued share capital				¥ 10,000,000	¥ 10,000,000
Proportion of equity interest held (as a percent)				95.00%	89.00%
Shenzhen Ruimei Enterprise Management Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital				¥ 100,000
Proportion of equity interest held (as a percent)				100.00%